TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Schedule of Agreements with SunPower (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Other receivables	$ 1,167	$ 14,278
Related party
Related Party Transaction [Line Items]
Accounts receivable		600
Related party | SunPower
Related Party Transaction [Line Items]
Accounts receivable		584
Other receivables		3,448
Other receivables, non-current	0	6,220
Accounts payable		1,798
Accrued liabilities		2,198
Related party | Charges from product collaboration agreement | SunPower
Related Party Transaction [Line Items]
Charges from product collaboration agreement	0	1,861	$ 17,035
Related party | Net credit from transition services agreement | SunPower
Related Party Transaction [Line Items]
Net credit from transition services agreement	$ 0	$ (78)	$ (3,019)